Consolidated Statement of Changes in Equity (Parenthetical) (Private Forward Repurchase Transaction [Member], USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2012
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Private forward repurchase contract			$ 750	$ 500		$ 200
Common stock repurchased, shares	11,100,000	6,000,000	66,000,000	40,000,000
Scenario, Forecast [Member]
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Common stock repurchased, shares					14,300,000